Stock Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 02, 2022
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)						25,414,503
Fair value of options vested		$ 1,893	$ 933	$ 3,468	$ 1,969	$ 5,358	$ 5,400
Stock compensation expense						6,322	$ 5,897
Unamortized expense		20,943		20,943		25,572
Bonus for executive award holders		$ 5,837		$ 5,837		$ 5,837
Amortization period		2 years 8 months 26 days		2 years 8 months 26 days		3 years 1 month 13 days
Stock option, description				The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years. RSUs granted generally vest over a four-year period, with 25% cliff vesting after one year and then ratably on a quarterly basis for the remaining three years.
Share percentage	10.00%
Remaining share issuance (in Shares)		15,700,371		15,700,371
Fair market value, percentage				85.00%
Stock based compensation expense		$ 7,863	$ 1,346	$ 10,327	$ 2,734
Weighted average grant date fair value (in Dollars per share)		$ 3.57		$ 3.57
Stock-based compensation related to RSUs		$ 4,454		$ 4,488
2016 Equity Incentive Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)						1,200,000
Aggregate of common stock (in Shares)						8,701,460
Incentive stock options description						The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.
Minimum [Member]
Stock Incentive Plans (Details) [Line Items]
Contractual expirations				5 years		5 years
Maximum [Member]
Stock Incentive Plans (Details) [Line Items]
Contractual expirations				10 years		10 years
Employee Stock Purchase Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Aggregate shares (in Shares)	3,930,074
Share percentage	2.00%
Common Class A [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)		140,114,060		140,114,060
Common stock reserved for issuance (in Shares)	19,650,371
Shares issued (in Shares)		673,416		673,416
Common Class B [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)		40,396,600		40,396,600
Stock based compensation expense		$ 963
Founders held of legacy (in Shares)				7,270,503
Exchange for shares (in Shares)				40,396,600
Two Thousand Sixteen Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)						6,667,478
Aggregate shares (in Shares)						48,347,329
Restricted Stock Units (RSUs) [Member]
Stock Incentive Plans (Details) [Line Items]
Unamortized expense		17,033		$ 17,033
Shares issued (in Shares)								2,310,000
Performance-Based RSUs [Member]
Stock Incentive Plans (Details) [Line Items]
Unamortized expense		7,659		7,659
Shares issued (in Shares)								970,000
Stock based compensation expense		53
Market-Based RSUs [Member]
Stock Incentive Plans (Details) [Line Items]
Fair value of options vested		942		942
Unamortized expense		$ 2,267		$ 2,267
Amortization period		3 years 7 months 20 days		3 years 7 months 20 days
Shares issued (in Shares)								670,000
Stock based compensation expense		$ 44